UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03605

                             Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                             Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

                            Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 637-1380

Date of fiscal year end: November 30

Date of reporting period: February 28, 2017

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

GOVERNMENT ASSETS PORTFOLIO	FEBRUARY 28, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 23.7%(1)
Federal Farm Credit Bank - 5.6%
FFCB Discount Notes,
0.63%, 6/28/17(2)	$50,000	$49,898
0.64%, 8/4/17(2)	50,000	49,863
0.67%, 8/18/17(2)	75,000	74,766
FFCB Notes,
0.78%, 3/2/17(3)	50,000	50,000
0.76%, 3/10/17(4)	70,000	69,999
0.78%, 3/13/17(4)	50,000	49,997
0.90%, 3/20/17(4)	50,000	50,000
0.80%, 3/29/17(3)	20,000	20,000

		414,523

Federal Home Loan Bank - 17.8%
FHLB Bonds,
0.88%, 1/30/18	50,000	49,998
0.88%, 3/19/18	40,000	39,946
FHLB Discount Notes,
0.53%, 3/3/17(2)	100,000	99,997
0.53%, 3/17/17(2)	41,000	40,990
0.50%, 3/22/17(2)	59,100	59,082
0.53%, 3/22/17(2)	200,000	199,938
0.54%, 3/22/17(2)	100,000	99,969
0.55%, 3/23/17(2)	100,000	99,967
0.53%, 3/24/17(2)	60,000	59,980
0.53%, 4/12/17(2)	86,000	85,946
0.55%, 4/21/17(2)	50,000	49,961
0.55%, 4/28/17(2)	100,000	99,912
0.56%, 5/25/17(2)	50,000	49,935
0.76%, 10/18/17(2)	150,000	149,278
FHLB Notes,
0.85%, 3/7/17(4)	35,000	34,998
0.94%, 3/11/17(4)	20,000	20,000
0.79%, 3/14/17(3)	75,000	75,000

		1,314,897

Federal National Mortgage Association - 0.3%
FNMA Note,
0.79%, 3/5/17(4)	25,000	24,997

Total U.S. Government Agencies (Cost $1,754,417)		1,754,417

U.S. GOVERNMENT OBLIGATIONS - 35.4%
U.S. Treasury Bills - 10.9%
0.48%, 3/9/17(2)	80,000	79,991
0.50%, 3/9/17(2)	330,000	329,961
0.49%, 3/23/17(2)	100,000	99,970
0.58%, 8/17/17(2)	100,000	99,729
0.59%, 8/17/17(2)	95,000	94,740
0.67%, 8/24/17(2)	30,000	29,903
0.64%, 9/14/17(2)	20,000	19,931
0.69%, 10/12/17(2)	20,000	19,915
0.68%, 11/9/17(2)	30,000	29,859

		803,999

U.S. Treasury Floating Rate Notes - 10.6%
0.59%, 3/1/17(4)	70,000	69,987
0.66%, 3/1/17(4)	50,000	49,990
0.68%, 3/1/17(4)	85,000	84,989
0.69%, 3/1/17(4)	343,000	343,012
0.71%, 3/1/17(4)	199,000	199,152
0.79%, 3/1/17(4)	38,000	37,992

		785,122

U.S. Treasury Notes - 13.9%
0.50%, 4/30/17	80,000	79,998
0.88%, 4/30/17	50,000	50,029
0.63%, 5/31/17	235,000	235,034
0.63%, 6/30/17	75,000	75,007
0.75%, 6/30/17	147,000	147,061
0.63%, 7/31/17	50,000	50,003
0.88%, 8/15/17	65,000	65,081
0.63%, 8/31/17	60,000	59,992
1.00%, 9/15/17	80,000	80,124
0.88%, 10/15/17	25,000	25,015
0.75%, 10/31/17	30,000	30,011
0.88%, 11/15/17	40,000	40,040
0.63%, 11/30/17	35,000	34,946
0.75%, 1/31/18	25,000	24,976
0.75%, 2/28/18	35,000	34,937

		1,032,254

Total U.S. Government Obligations (Cost $2,621,375)		2,621,375

Investments, at Amortized Cost ($4,375,792)		4,375,792

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 39.6%
Joint Repurchase Agreements - 2.4%(5) (6)
Bank of America Securities LLC, dated 2/28/17, repurchase price $88,745
0.50%, 3/7/17	$88,737	$88,737
Societe Generale, New York Branch, dated 2/28/17, repurchase price $88,745
0.52%, 3/7/17	88,736	88,736

		177,473

Repurchase Agreements - 37.2%(7)
Bank of America N.A., dated 2/28/17, repurchase price $130,002
0.53%, 3/1/17	130,000	130,000
Bank of Montreal, dated 2/16/17, repurchase price $50,052
0.54%, 4/26/17	50,000	50,000
Bank of Montreal, dated 2/28/17, repurchase price $150,029
0.54%, 3/7/17	150,000	150,000
BNP Paribas S.A., dated 2/28/17, repurchase price $70,001
0.53%, 3/1/17	70,000	70,000
BNP Paribas S.A., dated 2/6/17, repurchase price $150,079
0.54%, 3/13/17	150,000	150,000
Citigroup Global Markets, Inc., dated 2/28/17, repurchase price $98,896
0.54%, 3/1/17	98,895	98,895
Credit Suisse Securities, dated 1/26/17, repurchase price $75,040
0.55%, 3/2/17	75,000	75,000
Federal Reserve Bank of New York, dated 2/28/17, repurchase price $1,550,022
0.50%, 3/1/17	1,550,000	1,550,000
JPMorgan Securities LLC, dated 2/28/17, repurchase price $225,003
0.54%, 3/1/17	225,000	225,000
Societe Generale, New York Branch, dated 2/28/17, repurchase price $250,055
0.53%, 3/7/17	250,000	250,000

		2,748,895

Total Repurchase Agreements (Cost $2,926,368)		2,926,368

Total Investments - 98.7% (Cost $7,302,160)(8)		7,302,160

Other Assets less Liabilities - 1.3%		94,755

NET ASSETS - 100.0%		$7,396,915

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	Variable rate security. Rate as of February 28, 2017 is disclosed.
(4)	Variable rate security. Rate as of February 28, 2017 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(5)	Interest rates are reset daily and interest is payable monthly.
(6)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Notes	$180,767	0.13% - 1.63%	1/15/18 - 4/15/19

(7)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$133,900	3.00%	4/1/45
FNMA	$303,652	2.69% - 7.00%	4/1/19 - 7/1/47
GNMA	$77,254	2.00% - 10.50%	6/20/17 - 12/15/58
U.S. Treasury Bills	$74,010	0.00%	4/20/17 - 5/25/17
U.S. Treasury Bonds	$608,433	0.00% - 8.50%	2/15/20 - 5/15/46
U.S. Treasury Notes	$1,580,649	0.00% - 3.50%	9/30/17 - 2/15/25

Total	$2,777,898

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2017 (UNAUDITED)

(8)	The cost for federal income tax purposes was approximately $7,302,160,000.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of February 28, 2017:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Government Assets Portfolio(1)	$—	$7,302,160	$—	$7,302,160

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 28, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2016.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO	FEBRUARY 28, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 43.1%
U.S. Treasury Bills - 13.6%
0.45%, 3/2/17(1)	$331,000	$330,995
0.46%, 3/2/17(1)	200,000	199,997
0.47%, 3/2/17(1)	5,532	5,532
0.67%, 3/2/17(1)	200,000	199,996
0.68%, 3/2/17(1)	100,000	99,998
0.44%, 3/9/17(1)	4,744	4,743
0.46%, 3/9/17(1)	400,000	399,955
0.47%, 3/9/17(1)	11,889	11,888
0.49%, 3/9/17(1)	100,000	99,989
0.50%, 3/9/17(1)	300,000	299,965
0.43%, 3/15/17(1)	40,000	39,992
0.47%, 3/15/17(1)	100,000	99,981
0.49%, 3/15/17(1)	500,000	499,900
0.47%, 3/16/17(1)	1,000,000	999,792
0.59%, 3/30/17(1)	325,000	324,848
0.66%, 3/30/17(1)	250,000	249,869
0.50%, 4/27/17(1)	80,000	79,938
0.57%, 4/27/17(1)	100,000	99,909
0.58%, 4/27/17(1)	149,000	148,865
0.59%, 4/27/17(1)	100,000	99,907
0.61%, 4/27/17(1)	20,000	19,981
0.51%, 5/25/17(1)	20,000	19,976
0.66%, 5/25/17(1)	50,000	49,921
0.70%, 5/25/17(1)	50,000	49,918
0.58%, 8/17/17(1)	100,000	99,731
0.66%, 10/12/17(1)	200,000	199,182
0.68%, 11/9/17(1)	100,000	99,527
0.83%, 2/1/18(1)	398,000	394,922
0.84%, 2/1/18(1)	100,000	99,223

		5,328,440

U.S. Treasury Floating Rate Notes - 12.5%
0.66%, 3/1/17(2)	1,097,000	1,096,776
0.68%, 3/1/17(2)	1,139,300	1,138,741
0.69%, 3/1/17(2)	1,202,312	1,202,312
0.71%, 3/1/17(2)	570,440	570,631
0.79%, 3/1/17(2)	900,000	900,356

		4,908,816

U.S. Treasury Notes - 17.0%
0.50%, 4/30/17	251,639	251,624
0.88%, 5/15/17	85,000	85,052
0.63%, 5/31/17	900,000	900,101
0.88%, 6/15/17	100,000	100,068
0.75%, 6/30/17	349,000	349,103
2.50%, 6/30/17	200,000	201,207
0.88%, 7/15/17	100,000	100,115
0.50%, 7/31/17	400,000	399,817
0.63%, 7/31/17	50,000	50,003
2.38%, 7/31/17	554,000	557,939
0.88%, 8/15/17	75,000	75,074
0.63%, 8/31/17	125,000	124,984
0.63%, 9/30/17	450,000	449,826
1.88%, 9/30/17	225,000	226,565
0.75%, 10/31/17	131,000	130,997
0.88%, 11/15/17	50,000	50,053
0.63%, 11/30/17	400,000	399,597
0.88%, 11/30/17	100,000	100,056
0.75%, 12/31/17	50,000	49,955
2.75%, 12/31/17	100,000	101,564
0.88%, 1/15/18	630,000	630,171
0.88%, 1/31/18	125,000	125,023
1.00%, 2/15/18	250,000	250,286
0.75%, 2/28/18	750,000	748,742
2.75%, 2/28/18	233,000	237,322

		6,695,244

Total U.S. Government Obligations (Cost $16,932,500)		16,932,500

Investments, at Amortized Cost ($16,932,500)		16,932,500

REPURCHASE AGREEMENTS - 55.7%
Joint Repurchase Agreements - 0.3%(3) (4)
Bank of America Securities LLC, dated 2/28/17, repurchase price $57,683
0.50%, 3/7/17	57,678	57,678
Societe Generale, New York Branch, dated 2/28/17, repurchase price $57,683
0.52%, 3/7/17	57,677	57,677

		115,355

Repurchase Agreements - 55.4%(5)
BNP Paribas S.A., dated 1/6/17, repurchase price $400,400
0.60%, 3/7/17	400,000	400,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 55.7% continued
Repurchase Agreements - 55.4%(5) continued
BNP Paribas S.A., dated 2/17/17, repurchase price $850,395
0.54%, 3/20/17	$850,000	$850,000
BNP Paribas S.A., dated 2/28/17, repurchase price $1,860,027
0.52%, 3/1/17	1,860,000	1,860,000
BNP Paribas S.A., dated 2/6/17, repurchase price $100,053
0.54%, 3/13/17	100,000	100,000
Citigroup Global Markets, Inc., dated 2/28/17, repurchase price $227,145
0.52%, 3/1/17	227,142	227,142
Federal Reserve Bank of New York, dated 2/28/17, repurchase price $15,050,212
0.50%, 3/1/17	15,050,000	15,050,000
Goldman Sachs & Co., dated 2/28/17, repurchase price $1,000,220
0.53%, 3/7/17	1,000,000	1,000,000
HSBC Securities (USA), Inc., dated 2/22/17, repurchase price $750,074
0.51%, 3/1/17	750,000	750,000
ING Financial Markets LLC, dated 2/28/17, repurchase price $200,003
0.52%, 3/1/17	200,000	200,000
RBS Securities, Inc., dated 2/28/17, repurchase price $705,010
0.52%, 3/1/17	705,000	705,000
Societe Generale, New York Branch, dated 2/28/17, repurchase price $115,002
0.52%, 3/1/17	115,000	115,000
Societe Generale, New York Branch, dated 2/28/17, repurchase price $500,110
0.53%, 3/7/17	500,000	500,000

		21,757,142

Total Repurchase Agreements (Cost $21,872,497)		21,872,497

Total Investments - 98.8% (Cost $38,804,997)(6)		38,804,997

Other Assets less Liabilities - 1.2%		466,910

NET ASSETS - 100.0%		$39,271,907

(1)	Discount rate at the time of purchase.
(2)	Variable rate security. Rate as of February 28, 2017 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	Interest rates are reset daily and interest is payable monthly.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Notes	$117,496	0.13% - 1.63%	1/15/18 - 4/15/19

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bills	$155,921	0.00%	4/27/17 - 9/14/17
U.S. Treasury Bonds	$8,234,922	0.00% - 8.50%	5/15/18 - 2/15/47
U.S. Treasury Notes	$13,500,732	0.00% - 3.75%	3/31/17 - 8/15/27

Total	$21,891,575

(6)	The cost for federal income tax purposes was approximately $38,804,997,000.

Percentages shown are based on Net Assets.

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2017 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of February 28, 2017:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Treasury Portfolio(1)	$—	$38,804,997	$—	$38,804,997

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 28, 2017, there were no transfers between Level 1, Level 2, or Level 3 classifications based on levels assigned to the securities on November 30, 2016.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO	FEBRUARY 28, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 44.7%(1)
Federal Farm Credit Bank - 10.0%
FFCB Bond,
0.80%, 6/16/17	$5,000	$5,002
FFCB Discount Notes,
0.55%, 3/7/17(2)	5,000	5,000
0.61%, 3/8/17(2)	2,000	2,000
0.61%, 3/10/17(2)	10,000	9,998
0.62%, 3/17/17(2)	5,000	4,999
0.61%, 4/11/17(2)	3,000	2,998
0.64%, 4/19/17(2)	5,000	4,996
0.64%, 5/9/17(2)	3,000	2,996
0.61%, 5/18/17(2)	2,000	1,997
0.61%, 6/2/17(2)	6,000	5,991
0.63%, 6/28/17(2)	4,000	3,992
0.64%, 7/3/17(2)	7,000	6,985
0.55%, 7/6/17(2)	3,000	2,994
0.64%, 7/7/17(2)	12,000	11,973
0.63%, 7/12/17(2)	10,000	9,977
0.64%, 7/13/17(2)	9,000	8,979
0.64%, 7/19/17(2)	9,000	8,978
0.67%, 7/21/17(2)	10,000	9,974
0.66%, 8/3/17(2)	9,000	8,975
0.66%, 8/4/17(2)	6,000	5,983
0.68%, 8/4/17(2)	21,000	20,939
0.68%, 8/8/17(2)	8,000	7,976
0.69%, 8/10/17(2)	13,000	12,960
0.66%, 8/15/17(2)	3,000	2,991
0.67%, 8/16/17(2)	9,000	8,972
0.67%, 8/18/17(2)	2,000	1,994
0.69%, 8/23/17(2)	11,000	10,964
0.70%, 9/7/17(2)	4,000	3,985
0.71%, 9/7/17(2)	10,000	9,963
0.71%, 9/8/17(2)	10,000	9,963
0.82%, 9/11/17(2)	6,000	5,974
0.86%, 10/30/17(2)	6,000	5,966
0.86%, 11/16/17(2)	10,000	9,939
FFCB Notes,
0.83%, 3/1/17(3)	9,000	8,999
0.90%, 3/1/17(3)	2,000	2,000
0.91%, 3/1/17(3)	18,000	17,997
0.78%, 3/2/17(4)	25,000	25,000
0.71%, 3/3/17(3)	15,000	14,999
0.91%, 3/5/17(3)	20,000	19,994
0.84%, 3/7/17(3)	14,000	14,000
0.76%, 3/10/17(3)	20,000	20,000
0.88%, 3/18/17(3)	9,000	8,999
0.75%, 3/20/17(4)	9,000	9,000
0.90%, 3/20/17(3)	10,000	10,000
0.89%, 3/21/17(3)	27,000	26,997
0.65%, 3/25/17(3)	48,000	47,996
0.91%, 3/25/17(3)	20,000	20,000
0.80%, 3/29/17(4)	13,000	13,000

		496,354

Federal Home Loan Bank - 29.0%
FHLB Bonds,
4.88%, 5/17/17	8,000	8,071
0.88%, 5/24/17	8,000	8,003
1.00%, 12/19/17	16,000	15,999
0.88%, 3/19/18	28,000	27,962
FHLB Discount Notes,
0.53%, 3/1/17(2)	50,000	50,000
0.50%, 3/8/17(2)	55,000	54,994
0.53%, 3/8/17(2)	41,000	40,996
0.54%, 3/8/17(2)	128,000	127,987
0.54%, 3/10/17(2)	99,000	98,987
0.53%, 3/15/17(2)	63,000	62,987
0.53%, 3/17/17(2)	48,000	47,989
0.53%, 3/21/17(2)	60,000	59,982
0.54%, 4/5/17(2)	47,000	46,976
0.55%, 4/12/17(2)	56,000	55,964
0.56%, 4/12/17(2)	100,000	99,936
0.55%, 4/26/17(2)	25,000	24,979
0.55%, 5/3/17(2)	50,000	49,952
0.55%, 5/15/17(2)	8,000	7,991
0.56%, 5/15/17(2)	11,000	10,987
0.56%, 5/17/17(2)	45,000	44,946
0.58%, 5/22/17(2)	39,000	38,949
0.56%, 5/24/17(2)	70,000	69,908
0.58%, 6/2/17(2)	28,000	27,958
0.59%, 6/2/17(2)	40,000	39,940
0.58%, 6/9/17(2)	15,000	14,976
0.86%, 1/25/18(2)	8,000	7,938
0.90%, 2/15/18(2)	7,000	6,939
FHLB Notes,
0.77%, 3/1/17(3)	20,000	20,000
0.77%, 3/2/17(4)	30,000	30,000
0.78%, 3/7/17(3)	30,000	29,998

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 44.7%(1) continued
Federal Home Loan Bank - 29.0% continued
0.81%, 3/7/17(3)	$6,000	$6,000
0.77%, 3/21/17(3)	30,000	30,000
0.78%, 3/21/17(3)	13,000	13,000
0.74%, 3/23/17(3)	8,000	8,000
0.81%, 3/23/17(3)	20,000	20,000
0.66%, 3/25/17(3)	57,000	57,000
0.88%, 3/26/17(3)	8,000	8,000
0.79%, 4/6/17(3)	20,000	20,000
0.89%, 5/26/17(3)	40,000	40,000

		1,434,294

Federal Home Loan Mortgage Corporation - 3.8%
FHLMC Bonds,
0.75%, 3/9/17	25,000	25,000
0.88%, 6/16/17	7,000	7,005
0.75%, 7/14/17	15,000	15,005
FHLMC Discount Notes,
0.52%, 5/10/17(2)	15,000	14,985
0.56%, 5/18/17(2)	27,000	26,968
FHLMC Notes,
0.91%, 3/21/17(3)	24,000	23,999
0.82%, 3/27/17(3)	12,000	12,000
0.79%, 4/17/17(3)	35,000	35,000
0.79%, 4/25/17(3)	25,000	25,000

		184,962

Federal National Mortgage Association - 1.9%
FNMA Bond,
5.38%, 6/12/17	5,000	5,066
FNMA Discount Note,
0.51%, 6/1/17(2)	51,000	50,924
FNMA Note,
0.79%, 3/8/17(3)	39,000	38,998

		94,988

Total U.S. Government Agencies (Cost $2,210,598)		2,210,598

U.S. GOVERNMENT OBLIGATIONS - 19.3%
U.S. Treasury Bills - 3.7%
0.67%, 3/2/17(2)	10,000	10,000
0.49%, 3/15/17(2)	123,000	122,975
0.51%, 3/15/17(2)	21,000	20,996
0.83%, 2/1/18(2)	18,000	17,861
0.84%, 2/1/18(2)	10,000	9,922

		181,754

U.S. Treasury Floating Rate Notes - 6.0%
0.59%, 3/1/17(3)	10,000	10,000
0.66%, 3/1/17(3)	50,000	49,989
0.69%, 3/1/17(3)	47,000	46,992
0.71%, 3/1/17(3)	134,000	134,167
0.79%, 3/1/17(3)	57,000	57,019

		298,167

U.S. Treasury Notes - 9.6%
0.63%, 5/31/17	64,000	64,008
0.88%, 6/15/17	65,000	65,054
0.63%, 6/30/17	10,000	10,001
0.50%, 7/31/17	35,000	34,977
0.88%, 8/15/17	79,000	79,092
0.63%, 8/31/17	10,000	9,998
1.88%, 8/31/17	23,000	23,142
1.00%, 9/15/17	10,000	10,012
0.75%, 10/31/17	65,000	65,006
1.88%, 10/31/17	13,000	13,096
1.00%, 12/15/17	25,000	25,040
0.88%, 1/15/18	14,000	14,003
1.00%, 2/15/18	20,000	20,023
0.75%, 2/28/18	24,000	23,972
2.75%, 2/28/18	16,000	16,298

		473,722

Total U.S. Government Obligations (Cost $953,643)		953,643

Investments, at Amortized Cost ($3,164,241)		3,164,241

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 37.0%
Joint Repurchase Agreements - 1.0%(5) (6)
Bank of America Securities LLC, dated 2/28/17, repurchase price $25,658
0.50%, 3/7/17	$25,656	$25,656
Societe Generale, New York Branch, dated 2/28/17, repurchase price $25,659
0.52%, 3/7/17	25,656	25,656

		51,312

Repurchase Agreements - 36.0%(7)
Bank of America N.A., dated 2/28/17, repurchase price $315,005
0.53%, 3/1/17	315,000	315,000
Bank of Montreal, dated 2/16/17, repurchase price $250,259
0.54%, 4/26/17	250,000	250,000
Citigroup Global Markets, Inc., dated 2/28/17, repurchase price $65,222
0.54%, 3/1/17	65,221	65,221
Federal Reserve Bank of New York, dated 2/28/17, repurchase price $800,011
0.50%, 3/1/17	800,000	800,000
JPMorgan Securities LLC, dated 2/28/17, repurchase price $100,001
0.52%, 3/1/17	100,000	100,000
Societe Generale, New York Branch, dated 2/28/17, repurchase price $250,055
0.53%, 3/7/17	250,000	250,000

		1,780,221

Total Repurchase Agreements (Cost $1,831,533)		1,831,533

Total Investments - 101.0% (Cost $4,995,774)(8)		4,995,774

Liabilities less Other Assets - (1.0%)		(51,656)

NET ASSETS - 100.0%		$4,944,118

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	Variable rate security. Rate as of February 28, 2017 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(4)	Variable rate security. Rate as of February 28, 2017 is disclosed.
(5)	Interest rates are reset daily and interest is payable monthly.
(6)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Notes	$52,264	0.13% - 1.63%	1/15/18 - 4/15/19

(7)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FNMA	$324,450	3.00%	8/1/42 - 4/1/45
U.S. Treasury Bonds	$306,968	3.00% - 8.50%	2/15/20 - 5/15/45
U.S. Treasury Notes	$1,171,580	0.13% - 3.13%	5/31/17 - 2/15/25

Total	$1,802,998

(8)	The cost for federal income tax purposes was approximately $4,995,774,000.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund may also value certain securities based on evaluated mid or bid prices resulting in a Level 2 classification.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily and indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of February 28, 2017:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Portfolio(1)	$—	$4,995,774	$—	$4,995,774

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 28, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2016.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued	FEBRUARY 28, 2017 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO	FEBRUARY 28, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 50.9%(1)
Federal Farm Credit Bank - 14.8%
FFCB Bond,
0.60%, 4/25/17	$15,000	$15,000
FFCB Discount Notes,
0.55%, 3/7/17(2)	23,000	22,998
0.61%, 3/8/17(2)	12,000	11,999
0.61%, 3/10/17(2)	38,000	37,994
0.62%, 3/17/17(2)	21,000	20,994
0.61%, 4/4/17(2)	18,000	17,990
0.61%, 4/11/17(2)	10,000	9,993
0.54%, 4/12/17(2)	10,000	9,994
0.60%, 4/19/17(2)	25,000	24,980
0.64%, 4/19/17(2)	21,000	20,982
0.60%, 4/25/17(2)	50,000	49,955
0.64%, 4/27/17(2)	13,000	12,987
0.63%, 5/2/17(2)	25,000	24,973
0.58%, 5/8/17(2)	50,000	49,946
0.64%, 5/9/17(2)	14,000	13,983
0.64%, 5/15/17(2)	37,000	36,951
0.61%, 5/18/17(2)	10,000	9,987
0.55%, 5/25/17(2)	25,000	24,968
0.56%, 5/31/17(2)	50,000	49,931
0.61%, 6/2/17(2)	28,000	27,957
0.64%, 6/7/17(2)	55,000	54,906
0.58%, 6/16/17(2)	50,000	49,915
0.66%, 6/21/17(2)	25,000	24,949
0.63%, 6/28/17(2)	22,000	21,955
0.64%, 7/3/17(2)	33,000	32,928
0.55%, 7/6/17(2)	17,000	16,968
0.64%, 7/7/17(2)	58,000	57,870
0.61%, 7/11/17(2)	10,000	9,978
0.63%, 7/12/17(2)	47,000	46,892
0.64%, 7/13/17(2)	44,000	43,897
0.64%, 7/19/17(2)	43,000	42,895
0.67%, 7/21/17(2)	40,000	39,896
0.65%, 7/28/17(2)	15,000	14,960
0.67%, 7/28/17(2)	25,000	24,932
0.68%, 8/2/17(2)	25,000	24,928
0.64%, 8/3/17(2)	48,000	47,870
0.66%, 8/3/17(2)	45,000	44,874
0.65%, 8/4/17(2)	15,000	14,958
0.66%, 8/4/17(2)	29,000	28,918
0.68%, 8/4/17(2)	30,000	29,913
0.68%, 8/8/17(2)	37,000	36,890
0.65%, 8/9/17(2)	50,000	49,857
0.69%, 8/11/17(2)	20,000	19,938
0.66%, 8/15/17(2)	23,000	22,931
0.67%, 8/16/17(2)	47,000	46,855
0.67%, 8/18/17(2)	11,000	10,966
0.70%, 9/7/17(2)	22,000	21,920
0.71%, 9/7/17(2)	40,000	39,852
0.71%, 9/8/17(2)	40,000	39,852
0.82%, 9/11/17(2)	27,000	26,882
0.69%, 10/5/17(2)	15,000	14,938
0.71%, 10/12/17(2)	13,000	12,943
0.86%, 10/30/17(2)	27,000	26,845
0.86%, 11/16/17(2)	40,000	39,754
0.90%, 2/6/18(2)	33,000	32,721
FFCB Notes,
0.83%, 3/1/17(3)	45,000	44,996
0.90%, 3/1/17(3)	34,000	33,996
0.91%, 3/1/17(3)	133,000	132,980
0.78%, 3/2/17(3)	88,000	88,000
0.71%, 3/3/17(3)	70,000	69,994
0.77%, 3/4/17(3)	107,000	107,000
0.96%, 3/4/17(3)	34,000	33,996
0.91%, 3/5/17(3)	49,000	48,986
0.91%, 3/6/17(3)	36,500	36,498
0.84%, 3/7/17(3)	58,000	58,000
0.95%, 3/8/17(3)	34,000	33,998
0.76%, 3/10/17(3)	70,000	69,999
0.88%, 3/12/17(3)	48,000	47,997
0.92%, 3/13/17(3)	50,000	49,995
0.67%, 3/17/17(3)	173,000	173,031
0.88%, 3/18/17(3)	145,000	144,997
0.75%, 3/20/17(3)	33,000	33,000
0.81%, 3/20/17(3)	50,000	49,994
0.90%, 3/20/17(3)	45,000	45,000
0.77%, 3/21/17(3)	5,000	5,000
0.89%, 3/21/17(3)	125,014	125,001
0.81%, 3/22/17(3)	159,000	158,860
0.65%, 3/25/17(3)	104,000	103,991
0.79%, 3/27/17(3)	144,750	144,628
0.80%, 3/29/17(3)	25,000	25,001

		3,477,046

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 50.9%(1) continued
Federal Home Loan Bank - 35.9%
FHLB Bonds,
0.53%, 4/28/17	$20,000	$19,997
4.88%, 5/17/17	36,000	36,318
0.88%, 5/24/17	37,000	37,016
1.00%, 12/19/17	70,000	69,995
0.88%, 3/19/18	118,000	117,839
FHLB Discount Notes,
0.53%, 3/1/17(2)	845,000	845,000
0.54%, 3/1/17(2)	95,000	95,000
0.53%, 3/3/17(2)	100,000	99,997
0.50%, 3/8/17(2)	243,000	242,975
0.54%, 3/8/17(2)	313,000	312,968
0.54%, 3/10/17(2)	433,100	433,042
0.53%, 3/15/17(2)	273,000	272,944
0.53%, 3/17/17(2)	34,000	33,992
0.53%, 3/20/17(2)	200,000	199,944
0.53%, 3/21/17(2)	15,000	14,996
0.54%, 3/22/17(2)	250,000	249,923
0.53%, 3/23/17(2)	350,000	349,887
0.54%, 4/5/17(2)	260,000	259,865
0.55%, 4/7/17(2)	250,000	249,859
0.55%, 4/12/17(2)	244,000	243,843
0.56%, 4/21/17(2)	262,000	261,796
0.55%, 4/26/17(2)	113,000	112,903
0.55%, 4/28/17(2)	150,000	149,867
0.58%, 5/1/17(2)	73,000	72,928
0.56%, 5/10/17(2)	27,000	26,971
0.57%, 5/10/17(2)	215,000	214,764
0.56%, 5/12/17(2)	150,000	149,835
0.55%, 5/15/17(2)	36,000	35,959
0.56%, 5/15/17(2)	148,000	147,830
0.56%, 5/17/17(2)	195,000	194,768
0.58%, 5/22/17(2)	178,000	177,767
0.56%, 5/24/17(2)	300,000	299,608
0.56%, 5/26/17(2)	393,000	392,478
0.57%, 5/31/17(2)	300,000	299,572
0.58%, 6/2/17(2)	124,000	123,814
0.59%, 6/2/17(2)	178,000	177,733
0.58%, 6/9/17(2)	70,000	69,887
0.64%, 8/3/17(2)	100,000	99,729
0.86%, 1/25/18(2)	33,600	33,338
0.90%, 2/15/18(2)	30,000	29,740
FHLB Notes,
0.77%, 3/1/17(3)	93,000	93,000
0.77%, 3/2/17(3)	60,000	60,000
0.78%, 3/7/17(3)	150,000	149,992
0.81%, 3/7/17(3)	27,000	27,000
0.85%, 3/7/17(3)	45,000	44,997
0.77%, 3/21/17(3)	36,000	36,000
0.78%, 3/21/17(3)	47,000	46,999
0.74%, 3/23/17(3)	38,000	38,000
0.81%, 3/23/17(3)	105,000	105,000
0.78%, 3/25/17(3)	170,000	169,999
0.87%, 3/26/17(3)	50,000	50,000
0.88%, 3/26/17(3)	38,000	38,001
0.79%, 4/6/17(3)	100,000	100,000
1.05%, 5/22/17(3)	35,000	35,000
0.89%, 5/26/17(3)	220,000	220,000

		8,470,675

Tennessee Valley Authority - 0.2%
TVA Bond,
5.50%, 7/18/17	43,000	43,791

Total U.S. Government Agencies (Cost $11,991,512)		11,991,512

U.S. GOVERNMENT OBLIGATIONS - 17.2%
U.S. Treasury Bills - 4.3%
0.67%, 3/2/17(2)	45,000	44,999
0.49%, 3/15/17(2)	534,000	533,893
0.51%, 3/15/17(2)	89,000	88,982
0.54%, 5/11/17(2)	177,000	176,813
0.83%, 2/1/18(2)	150,000	148,838
0.84%, 2/1/18(2)	24,000	23,814

		1,017,339

U.S. Treasury Floating Rate Notes - 5.0%
0.59%, 3/1/17(3)	76,000	75,989
0.66%, 3/1/17(3)	210,000	209,960
0.69%, 3/1/17(3)	187,000	187,056
0.71%, 3/1/17(3)	551,153	551,834
0.79%, 3/1/17(3)	141,000	141,050

		1,165,889

U.S. Treasury Notes - 7.9%
0.63%, 5/31/17	391,000	391,050
0.88%, 6/15/17	40,000	40,033

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 17.2% continued
U.S. Treasury Notes - 7.9% continued
0.63%, 6/30/17	$44,000	$44,004
0.88%, 8/15/17	343,000	343,398
0.63%, 8/31/17	232,000	231,969
1.88%, 8/31/17	169,000	170,037
1.00%, 9/15/17	44,000	44,054
0.75%, 10/31/17	70,000	70,003
1.00%, 12/15/17	106,000	106,171
0.88%, 1/15/18	59,000	59,014
1.00%, 2/15/18	90,000	90,103
0.75%, 2/28/18	204,000	203,718
2.75%, 2/28/18	72,000	73,339

		1,866,893

Total U.S. Government Obligations (Cost $4,050,121)		4,050,121

Investments, at Amortized Cost ($16,041,633)		16,041,633

REPURCHASE AGREEMENTS - 33.2%(4)
Repurchase Agreements - 33.2%
Citigroup Global Markets, Inc., dated 2/28/17, repurchase price $189,021
0.52%, 3/1/17	189,018	189,018
Federal Reserve Bank of New York, dated 2/28/17, repurchase price $6,500,092
0.50%, 3/1/17	6,500,000	6,500,000
Merrill Lynch, dated 2/28/17, repurchase price $450,007
0.53%, 3/1/17	450,000	450,000
Societe Generale, New York Branch, dated 2/28/17, repurchase price $690,010
0.54%, 3/1/17	690,000	690,000

		7,829,018

Total Repurchase Agreements (Cost $7,829,018)		7,829,018

Total Investments - 101.3% (Cost $23,870,651)(5)		23,870,651

Liabilities less Other Assets - (1.3%)		(306,057)

NET ASSETS - 100.0%		$23,564,594

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	Variable rate security. Rate as of February 28, 2017 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$72,793	2.55% - 6.50%	1/1/29 - 2/1/47
FNMA	$227,021	1.00% - 5.86%	4/30/18 - 2/1/47
GNMA	$533,660	2.02% - 6.00%	8/15/24 - 2/20/67
U.S. Treasury Bonds	$1,902,892	0.00% - 9.00%	11/15/18 - 11/15/42
U.S. Treasury Notes	$5,128,709	0.63% - 3.63%	7/31/17 - 8/15/24

Total	$7,865,075

(5)	The cost for federal income tax purposes was approximately $23,870,651,000.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of February 28, 2017:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Portfolio(1)	$—	$23,870,651	$—	$23,870,651

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 28, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2016.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued	FEBRUARY 28, 2017 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

TVA - Tennessee Valley Authority

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO	FEBRUARY 28, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 84.8%
Alabama - 0.2%
Tuscaloosa County IDA Gulf Opportunity Zone Revenue Bonds, Series A, Hunt Refining Project,
(JPMorgan Chase Bank N.A. LOC),
0.67%, 3/8/17(1)	$500	$500

Arkansas - 0.5%
Little Rock Metrocentre Improvement District No. 1 Revenue Bonds, Little Rock Newspapers, Inc.,
(JPMorgan Chase & Co. LOC),
0.60%, 3/1/17(1)	1,100	1,100

California - 6.5%
California State Health Facilities Financing Authority Revenue Bonds, Series C, Kaiser Permanente,
0.63%, 3/8/17(1)	5,000	5,000
California State Pollution Control Financing Authority PCR Refunding Bonds, Series C, Pacific Gas & Electric,
(Mizuho Bank Ltd. LOC),
0.58%, 3/1/17(1)	300	300
California Statewide Communities Development Authority MFH Revenue Bonds, Series OO (AMT), Imperial Park Apartments,
(FHLMC LOC),
0.67%, 3/8/17(1)	1,000	1,000
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Subseries A-6,
0.51%, 3/1/17(1)	3,800	3,800
Sacramento County MFH Revenue Bonds, Series B, River Pointe Apartments,
(FNMA LOC),
0.67%, 3/8/17(1)	3,000	3,000
San Francisco City & County Redevelopment MFH Agency Revenue Refunding Bonds, Series B-2, Fillmore Center,
(FHLMC LOC),
0.68%, 3/8/17(1)	750	750

		13,850

Colorado - 7.6%
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Bethany Lutheran School Project,
(U.S. Bank N.A. LOC),
0.64%, 3/8/17(1)	6,265	6,265
Colorado State Educational & Cultural Facilities Authority Revenue Refunding Bonds, Capital Christian Schools,
(FHLB of San Francisco LOC),
0.64%, 3/8/17(1)	5,760	5,760
Colorado State Health Facilities Authority Revenue Bonds, Frasier Meadows Manor Project,
(JPMorgan Chase Bank N.A. LOC),
0.67%, 3/8/17(1)	1,395	1,395
Colorado State Housing & Finance Authority SFM Revenue Bonds, Series 1-A3,
0.65%, 3/8/17(1)	2,695	2,695

		16,115

District of Columbia - 2.3%
District of Columbia Revenue Bonds, Center of Internship and Academic,
(Branch Banking & Trust Co. LOC),
0.66%, 3/8/17(1)	4,270	4,270
District of Columbia Revenue Bonds, Series A, Tranche 1,
(TD Bank N.A. LOC),
0.57%, 3/1/17(1)	695	695

		4,965

Florida - 4.6%
Florida State HFA Revenue Bonds,
(FNMA LOC),
0.65%, 3/8/17(1)	3,500	3,500
Highlands County Health Facilities Authority Revenue Bonds, Series A, Hospital Adventist Health System,
0.63%, 3/8/17(1)	5,900	5,900
Highlands County Health Facilities Authority Revenue Refunding Bonds, Series I-5, Adventist Health System,
0.63%, 3/8/17(1)	100	100

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 84.8% continued
Florida - 4.6% continued
Orange County HFA MFH Revenue Bonds, Series B, Lakeside Pointe Apartments,
(FNMA LOC),
0.68%, 3/8/17(1)	$330	$330

		9,830

Georgia - 3.9%
Bacon Industrial Building Authority Revenue Bonds, D.L. Lee & Sons, Inc. Project,
(Branch Banking & Trust Co. LOC),
0.71%, 3/8/17(1)	3,995	3,995
Gwinnett County Development Authority Revenue Bonds, Goodwill North, Inc. Project,
(Branch Banking & Trust Co. LOC),
0.67%, 3/8/17(1)	4,250	4,250

		8,245

Illinois - 7.6%
Illinois State Development Finance Authority Revenue Bonds, Wheaton Academy Project,
(BMO Harris Bank N.A. LOC),
0.71%, 3/8/17(1)	6,500	6,500
Illinois State Educational Facilities Authority Revenue Bonds, Augustana College,
(BMO Harris Bank N.A. LOC),
0.64%, 3/8/17(1)	5,290	5,290
Illinois State Finance Authority MFH Revenue Bonds, Series A, Autumn Ridge Apartments,
(FHLMC LOC),
0.67%, 3/8/17(1)	4,335	4,335

		16,125

Indiana - 2.6%
Indiana State Development Finance Authority Revenue Bonds, TTP, Inc. Project,
(U.S. Bank N.A. LOC),
0.80%, 3/8/17(1)	1,455	1,455
Indiana State Finance Authority Environmental Revenue Refunding Bonds, Series A-4, Duke Energy Indiana Project,
(Sumitomo Mitsui Banking Corp. LOC),
0.57%, 3/1/17(1)	4,000	4,000

		5,455

Iowa - 4.7%
Iowa State Finance Authority Revenue Bonds, Wesley Retirement Services,
(Bank of America N.A. LOC),
0.65%, 3/8/17(1)	6,110	6,110
Iowa State Higher Education Loan Authority Private College Facilities Revenue Bonds, Loras College Project,
(Bank of America N.A. LOC),
0.61%, 3/1/17(1)	3,900	3,900

		10,010

Louisiana - 6.3%
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series B, Nicholls State University,
(FHLB of Atlanta LOC),
0.68%, 3/8/17(1)	3,000	3,000
Louisiana State Offshore Terminal Authority Deepwater Port Revenue Refunding Bonds, Series A, 1st Stage Loop LLC,
(JPMorgan Chase Bank N.A. LOC),
0.56%, 3/1/17(1)	4,000	4,000
Louisiana State Public Facilities Authority Multifamily Revenue Refunding Bonds,
(FNMA LOC),
0.68%, 3/8/17(1)	6,400	6,400

		13,400

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 84.8% continued
Maryland - 1.7%
Maryland State Department of Housing & Community Development Administration Multifamily Revenue Bonds, Series G, Kirkwood Housing,
(FHLMC LOC),
0.64%, 3/8/17(1)	$2,000	$2,000
Washington Suburban Sanitary District G.O. Unlimited BANS, Series B-3,
0.64%, 3/8/17(1)	1,600	1,600

		3,600

Massachusetts - 2.2%
Massachusetts State HFA Revenue Bonds, Series A, Princeton Westford Project,
(Bank of America N.A. LOC),
0.66%, 3/8/17(1)	4,560	4,560

Michigan - 1.1%
Michigan State Finance Authority Revenue Bonds, Series D, Healthcare Equipment Loan Program,
(JPMorgan Chase Bank N.A. LOC),
0.69%, 3/8/17(1)	2,355	2,355

Minnesota - 3.1%
Minnetonka City MFH Revenue Refunding Bonds, Minnetonka Hills Apartments,
(FNMA LOC),
0.73%, 3/8/17(1)	3,565	3,565
St. Paul Port Authority MFH Revenue Refunding Bonds, Bigos-Sibley Project,
(FHLMC LOC),
0.76%, 3/8/17(1)	3,000	3,000

		6,565

Mississippi - 0.3%
Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Series J, Chevron USA, Inc.,
0.57%, 3/1/17(1)	675	675

Missouri - 2.7%
Platte County Missouri IDA MFH Revenue Refunding Bonds, Wexford Place Project,
(FHLMC LOC),
0.68%, 3/8/17(1)	125	125
St. Louis Missouri City IDA Revenue Bonds, Mid-America Transplant Services,
(BMO Harris Bank N.A. LOC),
0.58%, 3/1/17(1)	5,500	5,500

		5,625

New Mexico - 1.4%
New Mexico State Mortgage Finance Authority MFH Revenue Bonds, Series A, Villas San Ignacio,
(FHLMC LOC),
0.64%, 3/8/17(1)	3,000	3,000

New York - 4.1%
New York City Municipal Water Finance Authority Water & Sewer System Second General Revenue Bonds, Series AA4,
0.59%, 3/1/17(1)	2,000	2,000
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series A-3,
0.59%, 3/1/17(1)	4,350	4,350
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, Samaritan Medical Center,
(HSBC Bank USA N.A. LOC),
0.65%, 3/8/17(1)	2,310	2,310

		8,660

Ohio - 0.3%
Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue Bonds, Series C, Museum of Art Project,
0.63%, 3/8/17(1)	600	600

Pennsylvania - 0.8%
Lancaster IDA Revenue Bonds, Series A, Willow Valley Retirement,
(PNC Bank N.A. LOC),
0.66%, 3/8/17(1)	1,600	1,600

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 84.8% continued
Tennessee - 3.9%
Knox County Health Educational & Housing Facility Board Revenue Bonds, Johnson Bible College Project,
0.66%, 3/8/17(1)	$5,770	$5,770
Sevier County Public Building Authority Revenue Bonds, Series 6-A1, Local Government Public Improvement,
0.66%, 3/8/17(1)	600	600
Sevier County Public Building Authority Revenue Bonds, Series B-1, Local Government Public Improvement,
(Branch Banking & Trust Co. LOC),
0.66%, 3/8/17(1)	2,000	2,000

		8,370

Texas - 9.4%
Bexar County HFDC Revenue Bonds, Series A, El Centro Del Barrio Project,
(JPMorgan Chase Bank N.A. LOC),
0.73%, 3/8/17(1)	4,100	4,100
Bexar County Housing Finance Corp. MFH Revenue Bonds, Series A, Summit Hills Apartments Project,
(FHLMC LOC),
0.73%, 3/8/17(1)	3,500	3,500
Gulf Coast IDA Revenue Bonds, Exxon Mobil Project,
0.55%, 3/1/17(1)	6,400	6,400
Harris County HFDC Revenue Refunding Bonds, Series A-2, Methodist Hospital System,
0.57%, 3/1/17(1)	965	965
Texas State G.O. Unlimited Bonds,
0.67%, 3/8/17(1)	5,000	5,000

		19,965

Utah - 0.1%
Tender Option Bond Trust Receipts/Certificates Floater Revenue Bonds, Series 2016-ZF0496,
0.67%, 3/8/17(1) (2)	300	300

Virginia - 2.8%
Lynchburg IDA Revenue Refunding Bonds, Series D, Centra Health,
(FHLB LOC),
0.65%, 3/8/17(1)	5,900	5,900

Washington - 2.2%
Washington State Housing Finance Commission Revenue Bonds, Series A, Whisperwood Apartments Project,
(FNMA LOC),
0.67%, 3/8/17(1)	4,650	4,650
Washington State Housing Finance Commission Revenue Refunding Bonds, Olympic Heights Apartments Project,
(FNMA Escrowed),
0.64%, 3/8/17(1)	100	100

		4,750

West Virginia - 1.4%
West Virginia State Hospital Financing Authority & Improvement Revenue Refunding Bonds, Series A, Cabell Hospital,
(Branch Banking & Trust Co. LOC),
0.68%, 3/8/17(1)	3,030	3,030

Municipal States Pooled Securities - 0.5%
Tender Option Bond Trust Receipts/Certificates Floater Revenue Bonds, Series 2017-XM0492,
0.67%, 3/8/17(1) (2)	1,000,000	1,000

Total Municipal Investments (Cost $180,150)		180,150

Total Investments - 84.8% (Cost $180,150)(3)		180,150

Other Assets less Liabilities - 15.2%		32,255

NET ASSETS - 100.0%		$212,405

(1)	Variable rate security. Rate as of February 28, 2017 is disclosed. Maturity date represents the date when principal payments must be paid, taking into account any call options exercised and any permissible maturity shortening features.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined based on valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2017 (UNAUDITED)

(3)	At February 28, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$180,150

Gross tax appreciation of investments	$—
Gross tax depreciation of investments	—

Net tax appreciation of investments	$—

Percentages shown are based on Net Assets.

At February 28, 2017, the industry sectors for the Portfolio were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Housing	24.4%
Hospital	24.2
University	10.7
School	10.3
Industrial	8.6
IDB & PCR	6.8
All other sectors less than 5%	15.0

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments by the above fair value hierarchy as of February 28, 2017:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
INVESTMENTS	(000S)	(000S)	(000S)	(000S)
Municipal Investments(1)	$—	$180,150	$—	$180,150

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 28, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2016.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

HFA - Housing Finance Authority

HFDC - Health Facilities Development Corporation

IDA - Industrial Development Authority

IDB - Industrial Development Board

LOC - Letter of Credit

MFH - Multifamily Housing

PCR - Pollution Control Revenue

SFM - Single Family Mortgage

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO	FEBRUARY 28, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER - 8.8%
ABS Other - 8.8%
Alpine Securitization Ltd.,
0.86%, 3/3/17	$30,000	$29,998
Barton Capital S.A.,
0.98%, 3/8/17	15,600	15,597
1.17%, 4/3/17(1)	16,000	15,987
Bennington Stark Capital Co. LLC,
1.17%, 4/11/17(1)	30,000	29,971
Collateralized Commercial Paper Co. LLC,
1.13%, 4/20/17	18,000	17,978
Kells Funding LLC,
0.98%, 4/3/17(1)	13,000	12,990
Old Line Funding LLC,
1.05%, 5/30/17(1)	15,000	14,961
Ridgefield Funding Co. LLC,
1.17%, 5/1/17	13,000	12,980

		150,462

Total ABS Commercial Paper (Cost $150,436)		150,462

CERTIFICATES OF DEPOSIT - 36.8%
Banking - 36.8%
Australia and New Zealand Banking Group,
1.02%, 5/2/17	20,000	20,009
Bank of Montreal, Chicago Branch,
1.08%, 3/20/17	25,000	25,005
1.14%, 4/6/17	25,000	25,010
1.53%, 1/22/18	15,000	15,024
Bank of Nova Scotia, Houston Branch,
1.22%, 3/6/17(2)	20,000	20,000
Bank of Nova Scotia, New York Branch,
1.51%, 2/2/18	20,000	20,006
Bank of Nova Scotia, Toronto Branch,
1.42%, 4/12/17(3)	30,000	30,023
BNP Paribas S.A., New York Branch,
1.10%, 6/5/17	10,000	10,002
Canadian Imperial Bank of Commerce,
1.24%, 5/22/17(2)	8,000	8,003
Citibank N.A., New York Branch,
0.97%, 3/17/17	25,000	25,004
1.13%, 4/28/17	25,000	25,017
1.30%, 7/20/17	15,000	15,007
Commonwealth Bank of Australia, New York Branch,
0.98%, 4/10/17	16,000	16,006
Cooperatieve Rabobank U.A., New York Branch,
0.95%, 3/6/17	30,000	30,001
1.12%, 3/7/17(2)	20,000	20,000
1.21%, 7/17/17	15,000	15,005
Credit Agricole S.A.,
1.10%, 5/11/17	25,000	25,013
DNB Bank ASA, New York Branch,
1.13%, 3/20/17(2)	15,000	14,999
Natixis S.A., New York Branch,
1.13%, 5/2/17	14,000	14,008
Oversea-Chinese Banking Corp. Ltd.,
1.01%, 3/1/17(2)	20,000	20,000
0.95%, 4/3/17	15,000	15,003
1.25%, 7/24/17	14,750	14,756
Royal Bank of Canada, New York Branch,
1.35%, 4/19/17(2)	15,000	15,021
Shizuoka Bank Ltd., New York Branch,
1.14%, 4/20/17	25,000	25,019
Svenska Handelsbanken AB, New York Branch,
1.17%, 3/7/17(2)	16,000	16,013
1.00%, 5/2/17	20,000	20,007
Toronto Dominion Bank, London Branch,
1.53%, 2/21/18	15,000	14,997
Toronto Dominion Bank, New York Branch,
1.15%, 3/10/17	17,000	17,002
1.15%, 4/18/17	25,000	25,014
UBS A.G.,
1.48%, 11/22/17	8,500	8,503
UBS A.G., Stamford Branch,
1.21%, 3/23/17(2)	20,000	20,000
Wells Fargo Bank N.A.,
1.51%, 2/2/18	20,000	20,023

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 36.8% continued
Banking - 36.8% continued
Westpac Banking Corp, New York Branch,
1.30%, 3/1/17(3)	$10,000	$10,000
1.29%, 3/13/17(2)	15,000	15,008

		629,508

Total Certificates Of Deposit (Cost $629,250)		629,508

COMMERCIAL PAPER - 13.0%
Banking - 10.6%
BNP Paribas S.A., New York Branch,
0.95%, 3/3/17	25,000	24,999
Commonwealth Bank of Australia,
1.52%, 1/11/18(1)	15,000	14,820
DNB Bank ASA,
0.97%, 4/27/17(1)	20,000	19,976
ING US Funding LLC,
0.94%, 3/3/17	25,000	24,998
Mitsubishi UFJ Trust & Banking Corp.,
1.07%, 5/25/17	9,000	8,978
National Australia Bank Ltd.,
1.29%, 3/6/17(1) (2)	15,000	15,013
United Overseas Bank Ltd.,
0.97%, 3/7/17(1)	17,000	16,998
0.96%, 3/8/17	255	255
1.01%, 3/17/17(1)	25,000	24,992
1.07%, 5/9/17(1)	16,000	15,975
Westpac Banking Corp.,
1.23%, 3/10/17(1)	15,000	14,997

		182,001

Foreign Local Government - 0.6%
NRW.BANK,
1.05%, 4/3/17(1)	10,000	9,993

Tobacco - 1.8%
Philip Morris International, Inc.,
0.61%, 3/6/17	30,000	29,997

Total Commercial Paper (Cost $221,936)		221,991

CORPORATE NOTES/BONDS - 0.3%
Technology - 0.3%
Apple, Inc.,
1.10%, 5/5/17(3)	5,550	5,553

Total Corporate Notes/Bonds (Cost $5,551)		5,553

EURODOLLAR TIME DEPOSITS - 9.3%
Banking - 9.3%
Canadian Imperial Bank of Commerce,
0.58%, 3/1/17	44,000	44,000
Credit Agricole S.A., London Branch,
0.60%, 3/1/17	45,000	45,000
Credit Industriel Et Commercial,
0.62%, 3/1/17	70,000	70,000

		159,000

Total Eurodollar Time Deposits (Cost $159,000)		159,000

MUNICIPAL INVESTMENTS - 23.8%
Illinois - 0.5%
Illinois State Finance Authority Revenue Bonds, Series D-1, University of Chicago Medical,
(PNC Bank N.A. LOC),
0.57%, 3/1/17(4)	8,000	8,000

Kansas - 2.2%
Burlington City Environment Improvement Revenue Refunding Bonds, Kansas City Power & Light,
(Mizuho Bank Ltd. LOC),
0.67%, 3/8/17(4)	37,550	37,550

Kentucky - 0.3%
Kentucky State Housing Corp. Housing Taxable Revenue Bonds, Series O,
0.73%, 3/8/17(4)	5,930	5,930

Louisiana - 5.0%
East Baton Rouge Parish IDB Revenue Bonds, Series B, Exxon Mobil Project,
0.56%, 3/1/17(4)	35,000	35,000
St. Charles Parish PCR Bonds, Shell Oil Co. Norco Project,
0.62%, 3/1/17(4)	50,000	50,000

		85,000

PRIME OBLIGATIONS PORTFOLIO    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 23.8% continued
Mississippi - 2.4%
Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Series B, Chevron USA, Inc.,
0.57%, 3/1/17(4)	$10,195	$10,195
Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Series K, Chevron USA, Inc.,
(Chevron Corp. Gtd.),
0.57%, 3/1/17(4)	30,450	30,450

		40,645

Nevada - 2.7%
Clark County Airport Revenue Bonds, Sub Lien, Series D-2B,
(Royal Bank of Canada LOC),
0.63%, 3/8/17(4)	46,430	46,430

New York - 6.7%
New York City G.O. Unlimited Bonds, Subseries I-4,
(TD Bank N.A. LOC),
0.57%, 3/1/17(4)	11,895	11,895
New York City Municipal Water Finance Authority Water and Sewer System Revenue Bonds, Series DD-1, 2nd General Resolution
0.57%, 3/1/17(4)	15,000	15,000
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series A-4,
0.58%, 3/1/17(4)	17,200	17,200
Triborough Bridge & Tunnel Authority Revenue Bonds, Series A,
(TD Bank N.A. LOC),
0.63%, 3/8/17(4)	54,790	54,790
Triborough Bridge & Tunnel Authority Taxable Revenue Refunding Bonds, Subseries 2A,
(Bank of America N.A. LOC),
0.73%, 3/8/17(4)	16,000	16,000

		114,885

North Carolina - 2.0%
North Carolina State Medical Care Commission Health Care Facilities Revenue Bonds, Series A-1, Cape Fear Valley Health System,
(Branch Banking & Trust Co. LOC),
0.69%, 3/8/17(4)	35,000	35,000

Texas - 1.3%
Lower Neches Valley Authority Industrial Development Corp. Revenue Bonds, Exxon Mobil Project,
0.39%, 3/1/17(4)	22,645	22,645

Municipal States Pooled Securities - 0.7%
Nuveen Free Quality Municipal Income Fund Demand Preferred, Series 3 (AMT),
0.73%, 3/8/17(4)	11,100,000	11,100

Total Municipal Investments (Cost $407,185)		407,185

Investments, at Value (Cost $1,573,358)		1,573,699

REPURCHASE AGREEMENTS - 9.1%
Repurchase Agreements - 9.1%(5)
Bank of America N.A., dated 2/28/17, repurchase price $15,000
0.53%, 3/1/17	15,000	15,000
Citigroup Global Markets, Inc., dated 2/28/17, repurchase price $65,001
0.54%, 3/1/17	65,000	65,000
JPMorgan Securities LLC, dated 2/28/17, repurchase price $15,012
1.06%, 6/3/17	15,000	15,000
Societe Generale, New York Branch,dated 2/28/17, repurchase price $60,001
0.54%, 3/1/17	60,000	60,000

		155,000

Total Repurchase Agreements (Cost $155,000)		155,000

Total Investments - 101.1% (Cost $1,728,358)(6)		1,728,699

Liabilities less Other Assets - (1.1%)		(18,573)

NET ASSETS - 100.0%		$1,710,126

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued	FEBRUARY 28, 2017 (UNAUDITED)

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined based on valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.
(2)	Variable rate security. Rate as of February 28, 2017 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	Variable rate security. Rate as of February 28, 2017 is disclosed.
(4)	Variable rate security. Rate as of February 28, 2017 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.
(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
Corporate Bonds	$16,054	3.15% - 8.15%	12/15/24 - 3/19/38
FHLMC	$15,450	3.00%	4/1/45
U.S. Treasury Notes	$127,500	0.13% - 1.38%	4/5/18 - 8/31/23

Total	$159,004

(6)	At February 28, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,728,358

Gross tax appreciation of investments	$346
Gross tax depreciation of investments	(5)

Net tax appreciation of investments	$341

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments by the above fair value hierarchy as of February 28, 2017:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
INVESTMENTS	(000S)	(000S)	(000S)	(000S)
ABS Commercial Paper(1)	$—	$150,462	$—	$150,462
Certificates of Deposit(1)	—	629,508	—	629,508
Commercial Paper(1)	—	221,991	—	221,991
Corporate Notes/Bonds(1)	—	5,553	—	5,553
Eurodollar Time Deposits(1)	—	159,000	—	159,000
Municipal Investments(1)	—	407,185	—	407,185
Repurchase Agreements(1)	—	155,000	—	155,000

Total Investments	$—	$1,728,699	$—	$1,728,699

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 28, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2016.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABS - Asset-Backed Securities

AMT - Alternative Minimum Tax

FHLMC - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

Gtd. - Guaranteed

IDB - Industrial Development Board

LOC - Letter of Credit

PCR - Pollution Control Revenue

PRIME OBLIGATIONS PORTFOLIO    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO	FEBRUARY 28, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 15.8%(1)
Federal Farm Credit Bank - 5.0%
FFCB Notes,
0.78%, 3/2/17(2)	$10,000	$10,000
0.78%, 3/13/17(3)	5,000	5,000
0.81%, 3/22/17(3)	52,000	51,983
0.80%, 3/29/17(2)	5,000	5,000

		71,983

Federal Home Loan Bank - 8.3%
FHLB Bonds,
0.88%, 1/30/18	15,000	14,999
0.88%, 3/19/18	5,000	4,993
FHLB Discount Notes,
0.53%, 4/12/17(4)	25,000	24,984
0.55%, 4/28/17(4)	30,000	29,974
0.76%, 10/18/17(4)	25,000	24,880
FHLB Notes,
0.85%, 3/7/17(3)	10,000	9,999
0.94%, 3/11/17(3)	10,000	10,000

		119,829

Federal Home Loan Mortgage Corporation - 2.1%
FHLMC Note,
0.82%, 3/27/17(3)	30,000	29,999

Federal National Mortgage Association - 0.4%
FNMA Note,
0.79%, 3/5/17(3)	5,000	4,999

Total U.S. Government Agencies (Cost $226,810)		226,810

U.S. GOVERNMENT OBLIGATIONS - 23.4%
U.S. Treasury Bills - 2.1%
0.50%, 3/9/17(4)	20,000	19,998
0.83%, 2/1/18(4)	10,000	9,922

		29,920

U.S. Treasury Floating Rate Notes - 5.7%
0.66%, 3/1/17(3)	20,000	19,995
0.69%, 3/1/17(3)	22,000	21,996
0.79%, 3/1/17(3)	40,000	40,017

		82,008

U.S. Treasury Notes - 15.6%
0.50%, 4/30/17	20,000	19,998
0.88%, 8/15/17	100,000	100,119
0.63%, 8/31/17	20,000	19,998
0.88%, 10/15/17	45,000	45,038
0.75%, 10/31/17	30,000	30,002
0.75%, 2/28/18	10,000	9,982

		225,137

Total U.S. Government Obligations (Cost $337,065)		337,065

Investments, at Amortized Cost ($563,875)		563,875

REPURCHASE AGREEMENTS - 60.8%
Joint Repurchase Agreements - 2.0%(5) (6)
Bank of America Securities LLC, dated 2/28/17, repurchase price $14,580
0.50%, 3/7/17	14,579	14,579
Societe Generale, New York Branch,dated 2/28/17, repurchase price $14,580
0.52%, 3/7/17	14,579	14,579

		29,158

Repurchase Agreements - 58.8%(7)
Bank of America N.A., dated 2/28/17,repurchase price $230,003
0.53%, 3/1/17	230,000	230,000
Bank of Montreal, dated 2/28/17,repurchase price $150,029
0.54%, 3/7/17	150,000	150,000
BNP Paribas S.A., dated 2/28/17,repurchase price $100,001
0.52%, 3/1/17	100,000	100,000
Citigroup Global Markets, Inc., dated 2/28/17, repurchase price $74,009
0.54%, 3/1/17	74,008	74,008
Credit Suisse Securities, dated 1/26/17, repurchase price $40,021
0.55%, 3/2/17	40,000	40,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued	FEBRUARY 28, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 60.8% continued
Repurchase Agreements - 58.8%(7) continued
HSBC Securities (USA), Inc., dated 2/28/17, repurchase price $100,001
0.51%, 3/1/17	$100,000	$100,000
JPMorgan Securities LLC, dated 2/28/17, repurchase price $150,002
0.54%, 3/1/17	150,000	150,000

		844,008

Total Repurchase Agreements (Cost $873,166)		873,166

Total Investments - 100.0% (Cost $1,437,041)(8)		1,437,041

Liabilities less Other Assets - (0.0%)		(137)

NET ASSETS - 100.0%		$1,436,904

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Variable rate security. Rate as of February 28, 2017 is disclosed.
(3)	Variable rate security. Rate as of February 28, 2017 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(4)	Discount rate at the time of purchase.
(5)	Interest rates are reset daily and interest is payable monthly.
(6)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Notes	$29,699	0.13% - 1.63%	1/15/18 - 4/15/19

(7)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$236,900	3.50%	7/1/45
FNMA	$298,703	2.00% - 6.00%	5/1/19 - 12/1/46
U.S. Treasury Bonds	$101,327	0.00% - 4.63%	5/15/18 - 2/15/45
U.S. Treasury Notes	$229,163	0.00% - 3.63%	8/15/17 - 1/15/27

Total	$866,093

(8)	The cost for federal income tax purposes was approximately $1,437,041,000.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of February 28, 2017:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Liquid Assets Portfolio(1)	$—	$1,437,041	$—	$1,437,041

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 28, 2017, there were no transfers between Level 1, Level 2 or Level 3 classification based on levels assigned to the securities on November 30, 2016.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

LIQUID ASSETS PORTFOLIO    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date:	April 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date:	April 26, 2017

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	April 26, 2017